BALANCE SHEET COMPONENTS- Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Noncurrent Assets
Receivable from SPEs		$ 3,583	$ 3,161
Deferred SPAC costs		1,256
Self-generation incentive program deposits		1,036	864
Investment in VIEs		744	843
Revolver debt issuance costs		73	416
Right-of-use assets		358	947
Property and equipment, net	$ 119,842	123,703	131,569
Other		1,546	380
Total other noncurrent assets	$ 14,395	8,640	6,682
Other property and equipment
Other Noncurrent Assets
Property and equipment, net		$ 44	$ 71